CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2014
CONCENTRATION AND RISKS [Abstract]
CONCENTRATION AND RISKS

3. CONCENTRATION AND RISKS

(a) Credit risks

The Group holds its cash and bank deposits at Chinese financial institutions located inside the PRC with high credit ratings and good reputations and international financial institutions located outside the PRC with high credit ratings from internationally-recognized rating agencies and well-acknowledged in the worldwide. The Company manages its credit risks by diversity of deposit banks and strict consideration in selection of these institutions by taking into account their reputation, stability, ratings, reported cash reserve and etc.

Additionally, Chinese financial institutions are subject to a series of risk control regulation and PRC laws, which protect the third-party depositors' rights over their depository capital and related interests. The PRC bank regulatory authorities are empowered to take over the operation and management when any PRC bank faces a material credit crisis.

(b) Concentration of risks

Only two customers, Tianjin Yidatong Technology Development Co., Ltd. (“Yidatong”) and Customer D, accounted for 22% and 11% respectively, of the Group's total net revenues in 2012, Only Yidatong accounted for 10%, of the Group's total net revenues in 2013, and no individual customer accounted for more than 10% of the Group's total net revenues in 2014. The Company had no further business cooperation with Yidatong since July 2014. Only Yidatong accounted for more than 10%, actually 14%, of the Group's net accounts receivables as of December 31, 2013, and no individual customer counted for more than 10% of the Group's net accounts receivables as of December 31, 2014.

Revenues from consumer mobile securities accounted for approximately 74%, 42% and 17% of the Group's total net revenues for the years ended December 31, 2012, 2013 and 2014, respectively. Revenues from mobile games accounted for approximately 11% and 14% of the Group's total net revenues for the years ended December 31, 2013 and 2014, respectively. Revenues from advertising services accounted for approximately 10%, 19% and 22% of the Group's total net revenues for the years ended 2012, 2013 and 2014, respectively. Revenues from enterprise mobility including hardware sales and software development accounted for approximately 14%, 27% and 45% of the Group's total net revenues for the years ended December 31, 2012, 2013 and 2014, respectively.

Revenue derived from the PRC account for approximately 60%, 73% and 87% of the Company's total net revenues for the years ended  December 31, 2012, 2013 and 2014, respectively.

(c) Foreign currency risk

The Group conducts its business in both the PRC and overseas. A majority of the Group's operating transactions are denominated in RMB and a significant portion of the Group's assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes based on the PRC central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China (“PBOC”). Remittances in currencies other than RMB by the companies in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.